Summary Prospectus and
Prospectus Supplement

June 6, 2024

Morgan Stanley ETF Trust

Supplement dated June 6, 2024 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2024, as amended

Calvert International Responsible Index ETF
Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible Index ETF
(the "Funds")

Thomas C. Seto will be retiring and will no longer serve as a portfolio manager of each Fund after December 31, 2024. In addition, effective July 1, 2024 (the "Effective Date"), Jennifer Mihara will begin serving as a portfolio manager of each Fund. James Reber will continue to serve as a portfolio manager of each Fund.

Accordingly, on the Effective Date, each Fund's Summary Prospectus and the Prospectus will be amended as follows:

The section of each Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the sections of the Prospectus titled "Fund Summary—Calvert International Responsible Index ETF—Fund Management—Portfolio Managers," "Fund Summary—Calvert US Large-Cap Core Responsible Index ETF—Fund Management—Portfolio Managers," "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Fund Management—Portfolio Managers," and "Fund Summary—Calvert US Mid-Cap Core Responsible Index ETF—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Thomas C. Seto[1]	Managing Director	January 2023
James Reber	Managing Director	January 2023
Jennifer Mihara	Managing Director	July 2024

1  Thomas C. Seto will be retiring and will no longer serve as a portfolio manager of the Fund after December 31, 2024.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Funds are managed by Thomas C. Seto, James Reber and Jennifer Mihara, who are jointly and primarily responsible for the day-to-day management of the Funds.

Messrs. Seto and Reber and Ms. Mihara are Managing Directors of the Adviser and have been associated with the Morgan Stanley organization for more than five years. Mr. Seto will be retiring and will no longer serve as a portfolio manager of the Funds after December 31, 2024.

The Funds' SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Please retain this supplement for future reference.

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